Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,013,721	$ 1,418,873
Stock-based compensation	1,800,935	1,132,473
Deferred compensation	31,718	156,717
Accrued bonus	109,673	222,339
Other	71,107
Total net deferred tax assets before valuation allowance	5,027,154	2,930,402
Valuation allowance	$ (5,027,154)	$ (2,930,402)